CONCENTRATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 CNY (¥) customer	Dec. 31, 2018 customer	Dec. 31, 2020 CNY (¥)
CONCENTRATIONS [Line Items]
Accounts receivable	$ 3,214	¥ 17,939		¥ 20,972
Prepaid and other current assets	18,028	133,296		117,634
Other non-current assets	$ 21,313	¥ 70,971		139,067
Total Revenue
CONCENTRATIONS [Line Items]
Number of customers | customer	0	0	0
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Total Cost of Sales
CONCENTRATIONS [Line Items]
Number of customers | customer	0	0	0
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Accounts receivable [Member] | Credit risk [Member] | Company A [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	15.00%	12.00%
Accounts receivable		¥ 2,089		3,145
Prepaid and other current assets [Member] | Credit risk [Member] | Company B [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	42.00%	37.00%
Prepaid and other current assets		¥ 49,800		49,800
Prepaid and other current assets [Member] | Credit risk [Member] | Company C [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	30.00%	26.00%
Prepaid and other current assets		¥ 35,000		35,000
Other Noncurrent Assets [Member] | Credit risk [Member] | Company D [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	65.00%	59.00%
Other non-current assets		¥ 42,211		89,929
Other Noncurrent Assets [Member] | Credit risk [Member] | Company E [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	10.00%	15.00%
Other non-current assets		¥ 10,773		¥ 13,723